LEASES	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
LEASES
NOTE 7 - LEASES

Lessee Arrangements

The Company enters into leases in the normal course of business primarily as part of its operations in the different airports, back office operations, research and development offices and headquarters offices.

The table below presents the effects on the amounts relating to the Company’s total lease cost:

	Year ended December 31,
	2021	2020	2019
Operating lease cost	$4,422	$3,914	$3,421
Short-term lease cost	1,542	1,580	994
Total lease cost	$5,964	$5,494	$4,415

Other information:
Cash paid for amounts included in the measurement of Lease liabilities:
Operating cash flows from operating leases	$4,465	$3,962

Right-of-use assets obtained in exchange for new operating lease liabilities	$3,164	$4,941

Weighted-average remaining lease term - operating leases	4.0 years	4.5 years

Weighted-average discount rate - operating leases	5.12%	4.8%

Supplemental balance sheet information related to operating leases was as follows:

	December 31,
	2021	2020
Operating lease ROU assets	$10,938	$12,938

Other current liabilities	$3,317	$3,531
Operating lease liabilities	8,298	9,333
Total operating lease liabilities	$11,615	$12,864

Future undiscounted lease payments for operation leases with initial terms of more than one year as of December 31, 2021 are as follows:

Year ending December 31,
2022	3,753
2023	3,365
2024	2,802
2025	1,239
2026	862
Thereafter	941
Total future minimum lease payments	12,962
Less: imputed interest	1,347
Total	$11,615